Discontinued operations (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Discontinued Operations - Balance Sheet [Table Text Block]
Assets of discontinued operation:	2017	2016
Accounts Receivable	$-	$230,275
Prepaid expenses and deposits	26,195	51,195
Total current assets	26,195	281,470
Property, plant and equipment	-	6,830,148
Deferred tax assets	-	2,480,257
Total assets	$26,195	$9,591,875

Liabilities of discontinued operation
Accounts payable and accrued liabilities	$300,000	$-
Lease inducement	-	22,234
Total liabilities	$300,000	$22,234

Schedule of Discontinued Operations - Income Statement [Table Text Block]
Amounts reclassified	2017	2016	2015

Gross Revenue	$7,907,960	$10,318,493	$13,201,338
Less: Discounts, rebates slotting fees	(191,667)	(101,830)	(352,207)
Net Revenue	7,716,293	10,216,663	12,849,131
Cost of sales	5,350,213	6,909,442	7,360,651
Selling, general, and administrative	1,004,315	651,901	701,171
Depreciation of property, plant, equipment and intangible assets	426,699	475,677	501,319
Loss on disposal of assets	1,861,177	-	719
	8,642,404	8,037,020	8,569,860
Net Income (loss) before taxes	(926,111)	2,179,643	4,279,271
Income tax provision (recovery)	2,480,527	(436,654)	108,965
Total amount reclassified as discontinued operations	$(3,406,368)	$2,616,297	$4,170,306